Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000073549 [Member] | Arch Capital Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%
C000073549 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000073549 [Member] | Safran S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%
C000073549 [Member] | UBS Group A G Registered [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%
C000073549 [Member] | Novartis A G Registered [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%
C000073549 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%
C000073549 [Member] | ASML Holding N V Registered [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.18%
C000073549 [Member] | Astrazeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.17%
C000073549 [Member] | ABB Ltd Registered [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.16%
C000073549 [Member] | Unilever PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%
C000073549 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000073549 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000073549 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000073549 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000073549 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000073549 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000073549 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000073549 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000073549 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000073549 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000073549 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000073549 [Member] | Other Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002050 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000002050 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.22%
C000002050 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.98%
C000002050 [Member] | Amazon Com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%
C000002050 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%
C000002050 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%
C000002050 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%
C000002050 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%
C000002050 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%
C000002050 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.12%
C000002050 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000002050 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000002050 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000002050 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000002050 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000002050 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000002050 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000002050 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000002050 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000002050 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000002050 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000002050 [Member] | Other Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000002052 [Member] | MINNESOTA ST HSG FIN AGY [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%
C000002052 [Member] | UTAH ST HSG CORP [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%
C000002052 [Member] | MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%
C000002052 [Member] | MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE ONE [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.59%
C000002052 [Member] | UTAH ST HSG CORP TWO [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.51%
C000002052 [Member] | UTAH ST HSG CORP ONE [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%
C000002052 [Member] | NEW JERSEY ST HSG AND MTGE FIN AGY REVENUE ONE [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.53%
C000002052 [Member] | TEXAS ST DEPT OF HSG AND CMNTY AFFAIRS RESDL MTG REVENUE [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%
C000002052 [Member] | NEW JERSEY ST HSG AND MTGE FIN AGY REVENUE [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.54%
C000002052 [Member] | TEXAS ST DEPT OF HSG AND CMNTY AFFAIRS RESDL MTG REVENUE ONE [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.49%
C000002052 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000002052 [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002052 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000002052 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000002052 [Member] | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000002052 [Member] | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002052 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000002052 [Member] | OHIO
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002052 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000002052 [Member] | UTAH
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000002052 [Member] | Other including Closed End Funds and Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.10%
C000002051 [Member] | Steelcase Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%
C000002051 [Member] | Malibu Boats Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.99%
C000002051 [Member] | Gildan Activewear Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%
C000002051 [Member] | WSFS Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%
C000002051 [Member] | Columbia Banking System Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000002051 [Member] | American Woodmark Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%
C000002051 [Member] | CNO Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.83%
C000002051 [Member] | Air Lease Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.79%
C000002051 [Member] | Glacier Bancorp Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.77%
C000002051 [Member] | Winnebago Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%
C000002051 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002051 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000002051 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000002051 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000002051 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000002051 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000002051 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000002051 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000002051 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000002051 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000002051 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000002051 [Member] | Other Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%